Nature of Operations and Basis of Presentation	6 Months Ended
Jun. 30, 2020
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Nature of Operations and Basis of Presentation

NOTE 1—NATURE OF OPERATIONS AND BASIS OF PRESENTATION

We are operating and constructing a natural gas liquefaction and export facility (the “Liquefaction Facilities”) and operating a 23-mile natural gas supply pipeline that interconnects the Corpus Christi LNG terminal with several interstate and intrastate natural gas pipelines (the “Corpus Christi Pipeline” and together with the Liquefaction Facilities, the “Liquefaction Project”) near Corpus Christi, Texas, through our subsidiaries CCL and CCP, respectively.  We are currently operating two Trains and one additional Train is undergoing commissioning for a total production capacity of approximately 15 mtpa of LNG.  The Liquefaction Project, once fully constructed, will contain three LNG storage tanks and two marine berths.

Basis of Presentation

The accompanying unaudited Consolidated Financial Statements of CCH have been prepared in accordance with GAAP for interim financial information and with Rule 10-01 of Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements and should be read in conjunction with the Consolidated Financial Statements and accompanying notes included in our annual report on Form 10-K for the fiscal year ended December 31, 2019.  In our opinion, all adjustments, consisting only of normal recurring adjustments necessary for a fair presentation, have been included.    Certain reclassifications have been made to conform prior period information to the current presentation.  The reclassifications did not have a material effect on our consolidated financial position, results of operations or cash flows.

Results of operations for the six months ended June 30, 2020 are not necessarily indicative of the results of operations that will be realized for the year ending December 31, 2020.

We are a disregarded entity for federal and state income tax purposes.  Our taxable income or loss, which may vary substantially from the net income or loss reported on our Consolidated Statements of Operations, is included in the consolidated federal income tax return of Cheniere.  Accordingly, no provision or liability for federal or state income taxes is included in the accompanying Consolidated Financial Statements.

Recent Accounting Standards

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.  This guidance primarily provides temporary optional expedients which simplify the accounting for contract modifications to existing debt agreements expected to arise from the market transition from LIBOR to alternative reference rates.  The optional expedients were available to be used upon issuance of this guidance but we have not yet applied the guidance because we have not yet modified any of our existing contracts for reference rate reform.  Once we apply an optional expedient to a modified contract and adopt this standard, the guidance will be applied to all subsequent applicable contract modifications until December 31, 2022, at which time the optional expedients are no longer available.